Segments - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 Customer	Jun. 30, 2019 Customer	Jun. 30, 2020 Customer Segment	Jun. 30, 2019 Customer
Segment Reporting [Abstract]
Number of Operating Segments			1
Number of Reportable Segments			1
Number of customers accounted for more than 10% of company's revenue | Customer	0	0	0	0